As filed with the Securities and Exchange Commission on August 18, 1995
                                    Securities Act File No. 33-
                                    Investment Company Act File No. 811-07341
=============================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form N-2

          Registration Statement Under The Securities Act of 1933         [X]
                      Pre-Effective Amendment No.                         [ ]
                      Post-Effective Amendment No.                        [ ]

                                    and/or

      Registration Statement Under The Investment Company Act of 1940     [X]

                              Amendment No.                               [ ]
                       (check appropriate box or boxes)

                                  PEPS TRUST
              (Exact Name of Registrant as Specified in Charter)

                     c/o Morgan Stanley & Co. Incorporated
                          1251 Avenue of the Americas
                           New York, New York 10020
                   (Address of Principal Executive Offices)

      Registrants' Telephone Number, including Area Code: (212) 703-4198

                               Steven R. Umlauf
                       Morgan Stanley & Co. Incorporated
                          1251 Avenue of the Americas
                           New York, New York 10020
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Linda A. Simpson, Esq.
                             Davis Polk & Wardwell
                             450 Lexington Avenue
                           New York, New York  10017

   Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

   If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box.[ ]

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
_____________________________________________________________________________
                                            Proposed    Proposed
                                            Maximum     Maximum
                                            Offering   Aggregate   Amount of
  Title of Securities        Amount Being    Price     Offering   Registration
   Being Registered          Registered    Per Share(1) Price(1)     Fee
_____________________________________________________________________________
Shares of beneficial
  interest                 400,000 Shares   $25.00    $10,000,000  $3,448.28
_____________________________________________________________________________


   (1)  Estimated solely for the purpose of calculating the registration fee.

   The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.




                               EXPLANATORY NOTE

   This Registration Statement relates to the offering of 400,000 shares of beneficial interest in the PEPS Trust (without giving effect to the
Underwriters' over-allotment option), of which         shares of beneficial
interest will be offered in the United States and Canada and         shares of
beneficial interest will be offered internationally outside the United States and Canada. The Registration Statement includes the U.S. Prospectus followed by an alternate front cover page and underwriting section for the International Prospectus as indicated on each page.



                             CROSS-REFERENCE SHEET
                      PARTS A AND B OF PROSPECTUS(*)

      Items in Parts A and B of Form N-2   Location in Prospectus
      __________________________________   ______________________

   1. Outside Front Cover............     Front Cover Page

   2. Inside Front and Outside Back
      Cover Page.....................     Front Cover Page; Inside Front Cover
                                          Page

   3. Fee Table and Synopsis.........     Prospectus Summary; Fee Table

   4. Financial Highlights...........     Not Applicable

   5. Plan of Distribution...........     Front Cover Page; Prospectus
                                          Summary; Underwriting

   6. Selling Shareholders...........     Not Applicable

   7. Use of Proceeds................     Use of Proceeds; Investment
                                          Objective and Policies

   8. General Description of the
        Registrant...................     Front Cover Page; Prospectus
                                          Summary; The Trust; Investment
                                          Restrictions; Investment Objectives
                                          and Policies; Risk Factors and
                                          Special Considerations

   9. Management.....................     Management and Administration of the
                                          Trust

   10.Capital Stock, Long-Term Debt
      and Other Securities; Federal
      Income Tax Considerations......     Description of PEPS

   11.Defaults and Arrears on Senior
      Securities ....................     Not Applicable

   12.Legal Proceedings..............     Not Applicable

   13.Table of Contents of the Statement
        of Additional Information....     Not Applicable

   14.Cover Page.....................     Not Applicable

   15.Table of Contents..............     Not Applicable

   16.General Information and History     The Trust

   17.Investment Objectives and Policies  Investment Objectives and Policies;
        Investment...................     Restrictions

   18.Management.....................     Management and Administration of
                                          the Trust

   19.Control Persons and Principal
       Holders of Securities..........    Management and Administration of
                                          the Trust

   20.Investment Advisory and Other
       Services......................     Management and Administration of
                                          the Trust

   21.Brokerage Allocation and Other
       Practices.....................     Investment Objectives and Policies

   22.Tax Status.....................     Taxation

   23.Financial Statements...........     PEPS Trust - Statement of Assets and
                                            Liabilities
______________
(*)Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus. Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.


PROSPECTUS (Subject to Completion)
Issued August 18, 1995

                                 400,000 PEPS(sm)
                                  PEPS Trust
                                 $ .   Shares
               (Premium Exchangeable Participating Shares - PEPS(sm)) (Subject to Exchange for Shares of Common Stock of [Name of Company], no par
                                    value)

      Each of the shares ($ .   Premium Exchangeable Participating Shares, or
"PEPS") of the PEPS Trust (the "Trust") represents the right to receive an
annual distribution of $    , and will be exchanged for between 0.x and 1.xx
shares of common stock (the "Common Stock") of [Name of Company], no par
value, on               , 1998 (the "Exchange Date").  The annual distribution
of $    per PEPS is payable quarterly on each           ,           ,
  and           , commencing           , 1996.  The PEPS are not subject to
redemption.

      The Trust is a newly organized, three-year Trust established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the Exchange Date, and one or more forward contracts (the "Contracts") with certain existing shareholders (the "Sellers") of [Name of Company] (the "Company") relating to the Common Stock. Of the 400,000 PEPS
offered hereby,     PEPS are being offered initially in the United States and
Canada by the U.S. Underwriters and      PEPS are being offered initially
internationally outside the United States and Canada by the International Underwriters. See "Underwriters."

      The Trust's investment objective is to provide each holder with a quarterly distribution of $ . per PEPS, and to provide the holder of each PEPS, on the Exchange Date, shares of Common Stock per PEPS equal to (i) if the Exchange Price per share of Common Stock is less than $ (the "Threshold Appreciation Price") but equal to or greater than $ (the "Downside Protection Threshold Price"), a number (or fractional number) of shares of Common Stock per PEPS so that the value thereof at the Exchange Price equals $ (the "Initial Value"), (ii) if the Exchange Price per share of Common Stock is equal to or greater than the Threshold Appreciation Price, 0.x shares of Common Stock per PEPS and (iii) if the Exchange Price per share of Common Stock is less than the Downside Protection Threshold Price, 1.xx shares of Common Stock per PEPS. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of PEPS will receive cash in lieu thereof. The Exchange Price per share of Common Stock means the average Closing Price (as defined herein) of a share of Common Stock on the 20 Trading Days (as defined herein) immediately prior to (but not including) the Exchange Date.

      The yield on PEPS is higher than the current dividend yield on the Common Stock. However, the opportunity for equity appreciation afforded by an investment in the PEPS is less than that afforded by an investment in the Common Stock because the value of the Common Stock receivable by holders of the PEPS upon exchange at the Exchange Date will only exceed the Initial Value if the Exchange Price exceeds the Threshold Appreciation Price, which represents an appreciation of % of the Initial Value. Moreover, because a holder of each PEPS will only receive 0.x shares of Common Stock if the Exchange Price exceeds the Threshold Appreciation Price, holders of the PEPS will only be entitled to receive upon exchange % of any appreciation of the value of the Common Stock in excess of the Threshold Appreciation Price. Unlike the Common Stock, an investment in PEPS affords protection from depreciation of the Common Stock to the extent that the Exchange Price does not fall below the Downside Protection Threshold Price. In the event the Exchange Price is less than the Downside Protection Threshold Price, holders will receive 1.xx shares of Common Stock per PEPS and accordingly will have only limited protection from depreciation below % of the Initial Value.

      The Trust's portfolio will not be managed in the traditional sense. The Trust's management powers will be limited to the disposition of the Contracts in certain limited circumstances. The Trust may continue to hold the Contracts despite a significant decline in the market price of the Common Stock or adverse changes in the financial condition of the Company. The address of the Trust is 1251 Avenue of the Americas, New York, New York 10020 (telephone no. (212) 703-4198). Investors are advised to read this Prospectus and to retain it for future reference.

      The Company is not affiliated with the Trust.

      Application will be made to list the PEPS on the New York Stock Exchange
under the symbol      .  Prior to this offering there has been no public
market for the PEPS.

      "PEPS" and "Premium Exchangeable Participating Securities" are service marks of Morgan Stanley & Co. Incorporated.

      The last reported sale price of the Common Stock on the New York Stock
Exchange on            , 1995 was $      per share, which is equal to the
issue price of the PEPS.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
       PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
           REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                Price to        Underwriting      Proceeds to
                                Public          Discounts(1)      the Trust(2)
                                ________        ____________      ____________

Per PEPS......................    $                 $                 $
Total(3)......................  $              $                 $
_______
(1) The Trust, the Company and the Sellers have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933.

(2) Before deducting estimated expenses of $     payable by the Trust.

(3) The Trust has granted to the Underwriters an option for 30 days to purchase up to an additional PEPS at the price to the public less underwriting discount, solely to cover over-allotments. If the option is exercised in full, the total Price to Public, Underwriting Discounts and Proceeds to the Trust will be $ , $ and $ , respectively. See "Underwriting."

   The PEPS are offered, subject to prior sale, when, as and if accepted by the Underwriters and subject to approval of certain legal matters by Davis Polk & Wardwell, counsel for the Underwriters. It is expected that delivery
of the PEPS will be made on or about      , 1995 at the office of Morgan
Stanley & Co. Incorporated, New York, New York, against payment therefor in New York funds.

                             MORGAN STANLEY & CO.
                                 Incorporated

       , 1995


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROPSECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


   No person is authorized in connection with any offering made hereby to give any information or to make any representation other than those contained in this Prospectus, and if given or made, such information or representation must not be relied upon as having been authorized by the Trust, the Investment Adviser or any Underwriter. This Prospectus does not constitute an offering to sell or a solicitation of an offer to buy by any person in any jurisdiction in which it is unlawful for such person to make such an offering or solicitation. Neither the delivery of this Prospectus nor any sale made hereunder shall under any circumstance imply that the information herein is correct as of any date subsequent to the date hereof.

                             _________________

   Until       , 1995 (25 days after the commencement of the offering), all dealers effecting transactions in the PEPS, whether or not participating in this distribution, may be required to deliver a Prospectus. This delivery requirement is in addition to the obligation of dealers to deliver a Prospectus when acting as Underwriters and with respect to their unsold allotments or subscriptions.



                             TABLE OF CONTENTS
                             _________________
                                                                         Page
                                                                         ____
Prospectus Summary......................................................
The Trust...............................................................
Use of Proceeds.........................................................
Investment Objectives and Policies......................................
Investment Restrictions.................................................
Risk Factors and Special Considerations.................................
Description of the PEPS.................................................
Management and Administration of the Trust..............................
Federal Income Tax Considerations.......................................
Underwriting............................................................
Legal Matters...........................................................
Experts.................................................................
Additional Information..................................................




IN CONNECTION WITH THIS OFFERING, THE UNDERWRITERS MAY OVER-ALLOT OR EFFECT TRANSACTIONS WHICH STABILIZE OR MAINTAIN THE MARKET PRICE OF THE PEPS OR THE COMMON STOCK AT LEVELS ABOVE THOSE WHICH MIGHT OTHERWISE PREVAIL IN THE OPEN MARKET. SUCH TRANSACTIONS MAY BE EFFECTED ON THE NEW YORK STOCK EXCHANGE OR OTHERWISE. SUCH STABILIZING, IF COMMENCED, MAY BE DISCONTINUED AT ANY TIME.


                              PROSPECTUS SUMMARY

   This summary of the provisions relating to the PEPS does not purport to be complete and is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus. Certain terms used in this summary are defined elsewhere in this Prospectus.

The Trust

   The Trust is a newly organized, three-year trust. The Trust will be registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940 (the "Investment Company Act"). Under provisions of the Internal Revenue Code of 1986, as amended (the "Code")
applicable to grantor trusts, neither the Trustees nor            , the
Trust's Investment Adviser, will have the power to vary the investments held by the Trust. Accordingly, the Trust's portfolio will not be managed in the traditional sense. The Trust's management powers will be limited to the disposition of a Contract in certain limited circumstances. See "Management and Administration of the Trust -- Trustees." Any proceeds resulting from the disposition of a Contract will not be reinvested but will be distributed to holders of the PEPS ("Holders"). The Trust will pay an advisory fee to the Investment Adviser and the administrative fees and certain expenses of as the Trust's Administrator. See "The Trust" and "Management and Administration of the Trust -- Estimated Expenses."

The Offering

   The Trust is offering 400,000 PEPS to the public at a purchase price of $
    per PEPS (which is equal to the last reported sale price of the Common Stock on the date of the Offering) through a group of underwriters (the "Underwriters") lead managed in the U.S. and Canada by Morgan Stanley & Co. Incorporated and lead managed internationally by Morgan Stanley & Co. International Limited. In addition, the Underwriters have been granted
options to purchase up to         additional PEPS solely for the purpose of
covering over-allotments.  See "Underwriting."

General

   The PEPS are designed to provide investors with a higher distribution per PEPS than the dividend currently paid per share on the Common Stock. The
annual distribution on the PEPS is $     per share.  Based on the current
annual dividend rate of $     per share of Common Stock, the annual per share
distribution per PEPS is $     greater than the current annual per share
dividend rate on the Common Stock. Future declarations of dividends on the Common Stock by the Company and the amount of such dividends are discretionary with its Board of Directors and subject to legal and other factors. Such further declarations will necessarily depend on its future earnings, financial condition, capital requirements and other factors.

   The yield on PEPS is higher than the current dividend yield on the Common Stock. However, the opportunity for equity appreciation afforded by an investment in the PEPS is less than that afforded by an investment in the Common Stock because the value of the Common Stock receivable by holders of the PEPS upon exchange at the Exchange Date will only exceed the Initial Value if the Exchange Price exceeds the Threshold Appreciation Price, which
represents an appreciation of    % of the Initial Value.  Moreover, because a
holder of each PEPS will only receive 0.x shares of Common Stock if the Exchange Price exceeds the Threshold Appreciation Price, holders of the PEPS
will only be entitled to receive upon exchange    % of any appreciation of the
value of the Common Stock in excess of the Threshold Appreciation Price. Unlike the Common Stock, an investment in PEPS affords protection from depreciation of the Common Stock to the extent that the Exchange Price does not fall below the Downside Protection Threshold Price. In the event the Exchange Price is less than the Downside Protection Threshold Price, holders will receive 1.xx shares of Common Stock per PEPS and accordingly will have
only limited protection from depreciation below     % of the Initial Value.

Distributions

   The Holders are entitled to receive distributions at the rate per PEPS of $
    per annum or $     per quarter, payable quarterly on each       ,       ,
      and        or, if any such date is not a business day, on the next
succeeding business day, to holders of record as of each      ,     ,     and
   , respectively.  The first distribution will be payable on          1, 1996
to holders of record as of      , 1995.  See "Investment Objectives and
Policies -- Trust Assets."

Mandatory Exchange

   On the Exchange Date, each outstanding PEPS will be exchanged automatically for between 0.x and 1.xx shares of Common Stock, subject to adjustment in the event of certain dividends or distributions, subdivisions, splits, combinations, issuances of certain rights or warrants or distributions of certain assets with respect to the Common Stock. In the event of a merger of the Company into another entity, or the liquidation of the Company, or in certain related events, Holders of the PEPS would receive consideration in the form of cash or Marketable Securities rather than shares of Common Stock. Additionally, the occurrence of certain defaults by the Sellers under the Contracts or the collateral arrangements would cause the acceleration of the Contracts and the exchange of each PEPS for an amount of cash in respect of the shares of Common Stock. See "Investment Objectives and Policies -- The Contracts."

Voting Rights

   The Holders will have the right to vote on matters affecting the Trust, as described under "Description of the PEPS," but will not have voting rights with respect to the Common Stock prior to receipt of the Common Stock by the holders of PEPS as a result of the exchange of the PEPS for the Common Stock on the Exchange Date. See "Investment Objectives and Policies -- The Company" and "Description of the PEPS."

The Company

   The Company is [description].

   Reference is made to the accompanying prospectus of the Company (pages A-1 through A- hereto) which describes the Company (including financial matters) and the shares of Common Stock of the Company deliverable to the holders of the PEPS upon mandatory exchange of the PEPS on the Exchange Date. The Company is not affiliated with the Trust and will not receive any of the proceeds from the sale of the PEPS. The Company prospectus relates to an
aggregate of     shares of Common Stock.

Assets of the Trust; Investment Objectives and Policies

   The Trust will purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the Exchange Date and one or more Contracts relating to the Common Stock of the Company. It is the Trust's investment objective to provide to each Holder, on the Exchange Date, shares of Common Stock equal to (i) if the Exchange Price (as defined herein) per share of Common Stock is less than the Threshold Appreciation Price but equal to or greater than the Downside Protection Threshold Price, a number of shares of Common Stock per PEPS so that the value thereof at the Exchange Price equals the Initial Value, (ii) if the Exchange Price per share of Common Stock is equal to or greater than the Threshold Appreciation Price, 0.x shares of Common Stock per PEPS and (iii) if the Exchange Price per share of Common Stock is less than the Downside Protection Threshold Price, 1.xx shares of Common Stock per PEPS. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of PEPS will receive cash in lieu thereof. See "Investment Objectives and Policies - Trust Termination; No Fractional Shares of Common Stock." It is also the Trust's investment objective to provide each Holder with a quarterly
distribution of $    per PEPS, equal to the pro rata portion of the quarterly
cash distributions from the proceeds of the U.S. Treasury securities.

   The Trust will enter into one or more forward contracts (the "Contracts") with certain shareholders of the Company (the "Sellers") obligating the Sellers, severally and not jointly, on the Exchange Date, to deliver to the Trust shares of Common Stock in the aggregate, except that
(i) if the Exchange Price per share of Common Stock is less than the Threshold Appreciation Price but equal to or greater than the Downside Protection Threshold Price, each Seller will be obligated to deliver under its Contract a number of shares of Common Stock with an aggregate value equal to the product of the Initial Value times the initial number of shares of Common Stock subject to such Contract, (ii) if the Exchange Price per share of Common Stock is equal to or greater than the Threshold Appreciation Price, each Seller will be obligated to deliver under its Contract a number of shares of Common Stock equal to the product of 0.x times the initial number of shares of Common Stock subject to such Contract and (iii) if the Exchange Price per share of Common Stock is less than the Downside Threshold Protection Price, each Seller will be obligated to deliver under its contract a number of shares of Common Stock equal to the product of 1.xx times the initial number of shares of Common Stock subject to such Contract. This provides the Trust with the potential for a portion of any capital appreciation above the Threshold Appreciation Price on the Common Stock, and limited protection from depreciation of the Common Stock. The purchase price under the Contracts is equal to $ per share of Common Stock and $ in the aggregate and is payable to the Sellers by the Trust on or about , 1995.

   The obligations of each Seller under its Contract will be secured by a pledge of the Common Stock or, at the election of the Sellers, by substitute collateral consisting of U.S. Government Treasury Securities. See "Investment Objectives and Policies."

Federal Income Tax Considerations

   The Trust will be taxable as a grantor trust for federal income tax purposes. Accordingly, each Holder of the Trust will be treated for federal income tax purposes as the owner of its pro rata portion of the U.S. Treasury securities and the Contracts, and income received (including original issue discount treated as received) by the Trust will generally be treated as income of the Holders. See "Federal Income Tax Considerations."

   The U.S. Treasury securities held by the Trust will be treated for federal income tax purposes as having "original issue discount" which will accrue over the term of the U.S. Treasury securities. It is currently anticipated that a substantial portion of each quarterly cash distribution to the Holders of the Trust will be treated as a tax-free return of the Holders' costs of the U.S. Treasury securities and therefore will not be considered current income for federal income tax purposes. However, a Holder (whether on the cash or accrual method of tax accounting) must recognize currently as income original issue discount on the U.S. Treasury securities as it accrues. It is also expected that the tax-free portion of each quarterly cash distribution will increase as a percentage of the total distribution during the life of the Trust. See "Federal Income Tax Considerations."

   Under existing law, a Holder will not recognize income, gain or loss upon the Trust's entry into the Contracts or over the term of the Contracts. The delivery of Common Stock pursuant to the Contracts will not be taxable to the Holders. A Holder will have taxable gain or loss upon receipt of cash in lieu of fractional shares of Common Stock distributed upon termination of the Trust. Each Holder's basis in its Common Stock will be equal to its basis in its pro rata portion of the Contracts less the portion of such basis allocable to any fractional shares of Common Stock for which cash is received. See "Federal Income Tax Considerations."

Management and Administration of the Trust

   The administration of the Trust will be overseen by three Trustees. will act as the Trust's Investment Adviser (the "Investment Adviser") while the day-to-day administration of the Trust will be carried out by (or its successor) as trust administrator (the "Administrator"). (or its successor) will also act as custodian for the Trust's assets and as paying agent, registrar and transfer agent with respect to the PEPS. Except as aforesaid, has no other affiliation with, and is not engaged in any other transaction with, the Trust. See "Management and Administration of the Trust."

Life of the Trust

   The Trust will terminate automatically on or shortly after the Exchange Date. Promptly after the Exchange Date the shares of Common Stock to be exchanged for the PEPS and other remaining Trust assets, if any, net of remaining Trust expenses, if any, will be distributed pro rata to Holders. See "Investment Objectives and Policies -- Trust Termination" and "Risk Factors and Special Considerations -- Limited Term."

Risk Factors and Special Considerations

   The Trust will not be managed in the traditional sense. The Trust may continue to hold the Contracts despite a significant decline in the market price of the Common Stock or adverse changes in the financial condition of the Company. However, the Trust will have the power, but not the obligation, to sell Contracts only in the limited circumstances of (a) a decline in the market price of the Common Stock to less than 50% of its market price on
      , 1995 or (b) the bankruptcy or insolvency of the Company. Proceeds from any sale of a Contract will not be reinvested but will be distributed pro rata to Holders. In the event of such a sale of the Contracts and distribution of proceeds, the U.S. Treasury securities remaining in the Trust will be liquidated, the proceeds distributed pro rata to Holders and the Trust terminated. See "Risk Factors and Special Considerations -- Limited Management" and "Management and Administration of the Trust -- Trustees" and "-- Investment Adviser."

   The yield on the PEPS is higher than the current dividend yield on the Common Stock. However, the opportunity for equity appreciation afforded by an investment in the PEPS is less than that afforded by an investment in the Common Stock because the value of the Common Stock receivable by holders of the PEPS upon exchange at the Exchange Date will only exceed the Initial Value if the Exchange Price exceeds the Threshold Appreciation Price, which
represents an appreciation of    % of the Initial Value.  Moreover, because a
holder of each PEPS will only receive 0.x shares of Common Stock if the Exchange Price exceeds the Threshold Appreciation Price, holders of the PEPS
will only be entitled to receive upon exchange    % of any appreciation of the
value of the Common Stock in excess of the Threshold Appreciation Price. Unlike the Common Stock, an investment in PEPS affords protection from depreciation of the Common Stock to the extent that the Exchange Price does not fall below the Downside Protection Threshold Price. In the event the Exchange Price is less than the Downside Protection Threshold Price, holders will receive 1.xx shares of Common Stock per PEPS and accordingly will not be
protected from depreciation below   % of the Initial Value.

   The Trust is classified as a "non-diversified" investment company under the Investment Company Act. Consequently, the Trust is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. Since the only securities held by the Trust will be the U.S. Treasury securities and the Contracts, the Trust may be subject to greater risk than would be the case for an investment company with more diversified investments. See "Investment Objectives and Policies" and "Risk Factors and Special Considerations -- Non-Diversified Status."

Listing

   Application will be made to list the PEPS on the New York Stock Exchange
under the symbol    .

Fees and Expenses

   The public offering price of the PEPS includes an underwriting discount
payable by the Trust to the Underwriters of    %.  Each of the Investment
Adviser, the Administrator, the Custodian and the Paying Agent, and each Trustee, will be paid a one-time, up-front amount in respect of its fee and, in the case of the Administrator, anticipated expenses of the Trust, over the
term of the Trust.  These amounts, estimated to be $     in the aggregate,
estimated organization costs of the Trust in the amount of $       and
estimated offering costs in the amount of $       , will be paid from the
proceeds of the offering of the PEPS.


                                   THE TRUST

   PEPS Trust, [Company] Series (the "Trust) is a New York trust formed on August 17, 1995 pursuant to a trust agreement dated as of August 17, 1995 (the
"Trust Agreement), as amended on          , 1995. The Trust's portfolio will
not be managed in the traditional sense. The Trust will pay an advisory fee to the Investment Adviser and certain administrative fees and other operating expenses.

                                USE OF PROCEEDS

   The net proceeds of this offering will be used to purchase a fixed portfolio comprised of U.S. Treasury securities and, at the same time, to pay the purchase price under the Contracts.


                      INVESTMENT OBJECTIVES AND POLICIES
Trust Assets

   The Trust's investment objectives are to provide (i) current quarterly cash distributions from the proceeds of the U.S. Treasury securities and (ii) the potential for a portion of any price appreciation on the Common Stock above the Threshold Appreciation Price and limited protection from depreciation of the Common Stock. A fundamental policy of the Trust is to invest at least 80% of its portfolio in the Contracts.

   In general, each Holder will receive, on , 1998 (the "Exchange Date"), shares of Common Stock equal to (i) if the Exchange Price per share of Common Stock is less than the Threshold Appreciation Price but equal to or greater than the Downside Protection Threshold Price, a number (or fractional number) of shares of Common Stock per PEPS so that the value thereof at the Exchange Price equals Initial Value, (ii) if the Exchange Price per share of Common Stock is equal to or greater than the Threshold Appreciation Price, 0.x shares of Common Stock per PEPS and (iii) if the Exchange Price is less than the Downside Protection Threshold Price, 1.xx shares of Common Stock per PEPS. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of PEPS will receive cash in lieu thereof. See "-- Trust Termination; No Fractional Shares of Common Stock." The Exchange Price per share of Common Stock means the average Closing Price (as defined below) of a share of Common Stock on the 20 Trading Days (as defined below) immediately prior to but not including the Exchange Date. The Closing Price of the Common Stock on any date of determination means the daily closing sale price (or, if no closing sale price is reported, the last reported sale price) of the Common Stock as reported on the NYSE Consolidated Tape on such date of determination or, if the Common Stock is not listed for trading on the NYSE on any such date, as reported in the composite transactions for the principal United States securities exchange on which the Common Stock is so listed, or if the Common Stock is not so listed on a United States national or regional securities exchange, as reported by The Nasdaq National Market, or if the Common Stock is not so reported, the last quoted bid price for the Common Stock in the over-the-counter market as reported by the National Quotation Bureau or similar organization, provided that if any event that results in an adjustment to the number of shares of Common Stock deliverable under the Contracts as described under "The Contracts - Dilution Adjustments" occurs prior to the Exchange Date, the Closing Price as determined pursuant to the foregoing will be appropriately adjusted to reflect the occurrence of such event. A "Trading Day" means a day on which the Common Stock (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-market that is the primary market for the trading of such security. If the Exchange Price cannot be calculated in accordance with the foregoing, the Exchange Price on the date of determination shall be determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator.

   The value of the Common Stock that will be received by Holders upon exchange of PEPS for shares of Common Stock on the Exchange Date may be less than the amount paid for the PEPS offered hereby.

   For illustrative purposes only, the following chart shows the number of shares of Common Stock that a Holder would receive for each PEPS at various Exchange Prices. The chart assumes that there would be no adjustments to the number of shares of Common Stock deliverable under the Contracts by reason of the occurrence of any of the events described under "The Contracts - Dilution Adjustments." There can be no assurance that the Exchange Price will be
within the range set forth below.  Given the initial price of $         per
PEPS, the Threshold Appreciation Price of $       and the Downside Protection
Threshold Price of $      , a Holder would receive in connection with the
exchange of PEPS on the Exchange Date the following number of shares of Common
Stock:

       Exchange Price                          Number of Shares
      of Common Stock                          of Common Stock
      ---------------                          ----------------





   The following table sets forth information regarding the distributions to be received on the U.S. Treasuries, the portion of each year's distributions that will constitute a return of capital for federal income tax purposes and the amount of original issue discount accruing on the U.S. Treasuries with respect to a Holder who acquires its PEPS at the issue price from an Underwriter pursuant to the original offering. See "Federal Income Tax Considerations."


                                           Annual Gross                             Annual
                                          Distributions                          Inclusion of
                    Annual Gross              from                              Original Issue
                   Distributions              U.S.           Annual Return         Discount
                        from               Treasuries         of Capital           in Income
 Year              U.S. Treasuries          per PEPS           per PEPS             per PEPs
 ---               ----------------       --------------     -------------    ----------------
1995               $                      $                  $                   $
1996
1997
1998

   The annual distribution of $        per PEPS is payable quarterly on each
     ,       ,         and        , commencing              , 1996.  Quarterly
distributions on the PEPS will consist solely of the cash received from the U.S. Treasury securities. The Trust will not be entitled to any dividends that may be declared on the Common Stock. See "Management and Administration of the Trust - Distributions."

Enhanced Yield; Limited Depreciation Protection; Less Equity Appreciation than Common Stock

   Distributions will be paid on the PEPS at a higher rate than the rate at which dividends are currently paid on the Common Stock. The opportunity for equity appreciation afforded by an investment in the PEPS is less than that afforded by an investment in the Common Stock because the value of the Common Stock receivable by holders of the PEPS upon exchange at the Exchange Date will only exceed the Initial Value if the Exchange Price exceeds the Threshold
Appreciation Price, which represents an appreciation of    % of the Initial
Value. Moreover, because a holder of each PEPS will only receive 0.x shares of Common Stock if the Exchange Price exceeds the Threshold Appreciation Price, holders of the PEPS will only be entitled to receive upon exchange
% (the percentage equal to the Initial Value divided by the Threshold Appreciation Price) of any appreciation of the value of the Common Stock in excess of the Threshold Appreciation Price. Unlike the Common Stock, an investment in PEPS affords protection from depreciation of the Common Stock to the extent that the Exchange Price does not fall below the Downside Protection Threshold Price. In the event the Exchange Price is less than the Downside Protection Threshold Price, holders will receive 1.xx shares of Common Stock per PEPS and accordingly will have only limited protection from depreciation
below   % of the Initial Value.

The Company

        [description of the Company]

        The shares of Common Stock are traded on [the New York Stock Exchange]. The following table sets forth, for the indicated periods, the reported high and low sales prices of the shares of Common Stock on the New York Stock Exchange Composite Tape and the cash dividends per share of Common
Stock.  As of           , 1995, there were            record holders of the
Common Stock, including The Depository Trust Company which holds shares of Common Stock on behalf of an indeterminate number of beneficial owners.


                                                             Dividend
                                          High      Low      Per share
                                         ------    -----    -----------
1994
  1st Quarter                            $         $        $
  2nd Quarter
  3rd Quarter
  4th Quarter
1995
  1st Quarter
  2nd Quarter
  3rd Quarter
  4th Quarter (through     , 1995)

   Holders will not be entitled to rights with respect to the Common Stock (including, without limitation, voting rights and rights to receive dividends or other distributions in respect thereof) until receipt of the Common Stock by the holders of PEPS as a result of the exchange of the PEPS for the Common Stock on the Exchange Date.

   Reference is made to the accompanying prospectus of the Company (pages A-1
through A-    hereto) which describes the Company (including financial
matters) and the shares of Common Stock deliverable to the Holders of the PEPS upon mandatory exchange of the PEPS on the Exchange Date. The Company is not affiliated with the Trust and will not receive any of the proceeds from the sale of the PEPS. The Company prospectus relates to an aggregate of shares of Common Stock.

The Contracts

   General. The Trust will enter into one or more Contracts with the Sellers obligating the Sellers, severally and not jointly, to deliver to the Trust on the Exchange Date (i) if the Exchange Price per share of Common Stock is less than the Threshold Appreciation Price but equal to or greater than the Downside Protection Threshold Price, each Seller will be obligated to deliver under its Contract a number of shares of Common Stock with an aggregate value equal to the product of the Initial Value times the initial number of shares of Common Stock subject to such Contract, (ii) if the Exchange Price per share of Common Stock is equal to or greater than the Threshold Appreciation Price, each Seller will be obligated to deliver under its Contract a number of shares of Common Stock equal to the product of 0.x times the initial number of shares of Common Stock subject to such Contract and (iii) if the Exchange Price per share of Common Stock is less than the Downside Protection Threshold Price, each Seller will be obligated to deliver under its Contract a number of shares of Common Stock equal to the product of 1.xx times the initial number of shares of Common Stock subject to such Contract.

   Dilution Adjustments.The number of shares of Common Stock deliverable pursuant to the Contracts (the "Exchange Ratio") is subject to adjustment if the Company shall (i) pay a stock dividend or make a distribution with respect to the Common Stock in shares of such stock, (ii) subdivide or split its outstanding shares of Common Stock, (iii) combine its outstanding shares of Common Stock into a smaller number of shares, (iv) issue by reclassification of its shares of Common Stock any shares of common stock of the Company, (v) issue rights or warrants to all holders of Common Stock entitling them to subscribe for or purchase shares of Common Stock at a price per share less than the market price of the Common Stock (other than rights to purchase Common Stock pursuant to a plan for the reinvestment of dividends or interest) or (vi) pay a dividend or make a distribution to all holders of Common Stock of evidences of its indebtedness or other non-cash assets (excluding any dividends or distributions referred to in clause (i) above) or issue to all holders of Common Stock rights or warrants to subscribe for or purchase any of its securities (other than those referred to in clause (v) above).

   If the Company distributes cash (other than any Permitted Dividend (as
defined below), special dividends of $     and $     per share of Common Stock
to be distributed to holders of record on        , 1995 and       , 1996,
respectively, any cash distributed in consideration of fractional shares of Common Stock and any cash distributed in a Reorganization Event (as defined below) ("Excluded Distributions")), by dividend or otherwise, to all holders of Common Stock or makes an Excess Purchase Payment (as defined below) then the Exchange Ratio in effect on the record date with respect to such distribution or the payment date with respect to such Excess Purchase Payments will be adjusted by a fraction, of which the numerator shall be the market price per share of the Common Stock on such record date or payment date and of which the denominator shall be such market price per share of Common Stock less the amount of such distribution applicable to one share of Common Stock which would not be a Permitted Dividend (or in the case of an Excess Purchase Payment, less the aggregate amount of such Excess Purchase Payments divided by the number of outstanding shares of Common Stock on the relevant payment date). For purposes of these adjustments, (a) the term "Permitted Dividend" means any [quarterly/semiannual] cash dividend in respect of the Common Stock to the extent that the per share amount of such dividend does not exceed $
, and (b) the term "Excess Purchase Payment" means the excess, if any, of (i) the cash and the value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator, whose determination shall be conclusive) of all other consideration paid by the Company with respect to one share of Common Stock acquired in a tender offer or exchange offer by the Company over (ii) the Closing Price per share of Common Stock on the payment date for such Excess Purchase Payment.

   In the event of (A) any consolidation or merger of the Company, or any surviving entity or subsequent surviving entity of the Company (a "Company Successor"), with or into another entity (other than a merger or consolidation in which the Company is the continuing corporation and in which the Common Stock outstanding immediately prior to the merger or consolidation is not exchanged for cash, securities or other property of the Company or another corporation), (B) any sale, transfer, lease or conveyance to another corporation of the property of the Company or any Company Successor as an entirety or substantially as an entirety, (C) any statutory exchange of securities of the Company or any Company Successor with another corporation (other than in connection with a merger or acquisition) or (D) any liquidation, dissolution or winding up of the Company or any Company Successor (any such event described in clause (A), (B), (C) or (D), a "Reorganization Event"), the Exchange Ratio will be adjusted to equal an aggregate amount such that, on the Exchange Date, each Holder will receive for each PEPS cash in an amount equal to (i) if the Transaction Value (as defined below) is less than the Threshold Appreciation Price but equal to or greater than the Downside Protection Threshold Price, the Initial Value, (ii) if the Transaction Value is greater than or equal to the Threshold Appreciation Price, 0.x multiplied by the Transaction Value and (iii) if the Transaction Value is less than the Downside Protection Threshold Price, 1.xx multiplied by the Transaction Value. "Transaction Value" means (i) for any cash received in any such Reorganization Event, the amount of cash received per share of Common Stock, (ii) for any property other than cash or Marketable Securities received in any such Reorganization Event, an amount equal to the market value on the date the Reorganization Event is consummated of such property received per share of Common Stock as determined by a nationally recognized independent investment banking firm retained for this purpose by the Trust and (iii) for any Marketable Securities received in any such Reorganization Event, an amount equal to the average Closing Price per share of such securities on the 20 Trading Days immediately prior to the Exchange Date multiplied by the number of such securities received for each share of Common Stock. "Marketable Securities" means any securities listed on a U.S. national securities exchange or reported by The Nasdaq National Market, but shall not include any such securities that by their terms mature, expire or are callable by the issuer thereof prior to the Exchange Date. Notwithstanding the foregoing, if any Marketable Securities are received in such Reorganization Event, then in lieu of delivering cash as provided above, the Sellers may at their option deliver an equivalent value of such marketable securities received in such Reorganization Event, determined in accordance with clause (iii) above. If a Seller elects to deliver Marketable Securities, Holders will be responsible for the payment of any and all brokerage and other transaction costs upon the sale of such securities. The kind and amount of securities into which the PEPS shall be exchangeable after consummation of such transaction shall be subject to adjustment as described in the immediately preceding paragraph following the date of consummation of such transaction.

   Collateral Arrangements. Each Seller's obligations under its Contract will be secured by a security interest in the maximum number of shares of Common Stock subject to such Contract pursuant to a Security and Pledge Agreement between such Seller and [the Custodian], as collateral agent. Unless a Seller is in default in its obligations under the Security and Pledge Agreement, the Seller will be permitted to substitute for the pledged shares of Common Stock collateral consisting of short-term, direct obligations of the U.S. Government. Any U.S. Government obligations pledged as substitute collateral will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of not less than 150% of the product of the market price of the Common Stock at the time of each valuation times the number of shares of Common Stock for which such obligations are being substituted.

   Failure by [any] Seller to provide additional U.S. Government obligations to cover any collateral shortfall, or the bankruptcy or insolvency of [any] Seller, will cause an automatic acceleration of [each] Seller's obligations under [each] Contract. In any such event, or in the event that by the Exchange Date any substitute collateral has not been replaced by a number of shares of Common Stock sufficient to meet the obligations under any Contract, the [Custodian] will (i) liquidate any U.S. Government obligations pledged under the Security and Pledge Agreement relating to [each] Seller and (ii) distribute to the Trust for distribution pro rata to the Holders, with respect to each Seller's Contract, any shares of Common Stock then pledged by that Seller, together with the net proceeds of the liquidation of the U.S. Government obligations then pledged by that Seller in an amount equal to the market value at such time of a number of shares of Common Stock equal to the difference between the maximum number of shares of Common Stock subject to such Seller's Contract less the number of such shares pledged at such time. Any net proceeds from the liquidation of such U.S. Government obligations remaining after such distribution and after payment of any expenses or other amounts owed by such Seller will be returned to such Seller. Each Security and Pledge Agreement will provide that, in the event of a Reorganization Event, the relevant Seller will pledge as security for its obligations under the Contract the consideration received by it in the Reorganization Event in respect of the maximum number of shares of Common Stock subject to its Contract, except that, for consideration other than cash or marketable securities, the Seller will be required to pledge cash in the amount of the Transaction Value of such consideration.

   Description of Sellers. [The Sellers may be individuals or trusts or other entities through which such individuals hold their shares of Common Stock. A brief description of the Sellers will be added. Specific information on the holdings of the Sellers, as required by the 1933 Act, will be included in the appendix pages to this prospectus.]

Temporary Investments

   For cash management purposes, the Trust may invest the proceeds of the U.S. Treasury securities and any other cash held by the Trust in short-term obligations of the U.S. Government maturing no later than the business day preceding the next following distribution date.

Trust Termination; No Fractional Shares of Common Stock

   The Trust will terminate automatically on or shortly after the Exchange
Date.  Within approximately      business days after the Exchange Date
following the payment of any remaining expenses of the Trust, the shares of Common Stock to be received pursuant to the Contracts and any other remaining assets of the Trust will be distributed pro rata to Holders. Each Holder will receive the greatest number of whole shares of Common Stock allocable to its PEPS, plus the cash value, based on the Exchange Price, of any fractional shares so allocable.


                            INVESTMENT RESTRICTIONS

   As a matter of fundamental policy, the Trust may not purchase any securities or instruments other than the U.S. Treasury securities, the Contracts and the Common Stock or other assets received pursuant to the Contracts and, for cash management purposes, short-term obligations of the U.S. Government; issue any securities or instruments except for the PEPS; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; or make loans.


                    RISK FACTORS AND SPECIAL CONSIDERATIONS

Limited Management

   The Trust will not be managed in the traditional sense. The Trust intends that its portfolio will remain fixed except for the events described under "Investment Objectives and Policies -- The Contracts," subject to the Trustees' power, but not obligation, to dispose of the Contracts only in certain circumstances. As a result, the Contracts may continue to be held by the Trust despite significant declines in the market price of the Common Stock or adverse changes in the financial condition of the Company. Proceeds from any disposition of the Contracts will not be reinvested but will be distributed to Holders, at which time any U.S. Treasury securities held by the Trust would also be liquidated and distributed and the Trust terminated. See ``Management and Administration of the Trust--Trustees.''

Limited Term

   The Trust will have a limited term of three years and will terminate on or shortly after the Exchange Date. On or shortly after the Exchange Date, the Trust will distribute the shares of Common Stock received by the Trust pursuant to the Contracts and other net assets held by the Trust pro rata to Holders and then terminate.

Limited Appreciation Potential; Common Stock Depreciation Risk

   It is anticipated that on the Exchange Date the Trust will receive the Common Stock deliverable pursuant to the Contracts, which will then be distributed to Holders. The yield on the PEPS is higher than the current dividend yield on the Common Stock. However, because the terms of the Contracts call for the Sellers to deliver less than the full number of shares of Common Stock subject to the Contracts where the Exchange Price exceeds the Initial Value (and therefore less than one full share of Common Stock for each outstanding PEPS), the PEPS have more limited appreciation potential than the Common Stock. Therefore, the PEPS may trade below the value of the Common Stock if the Common Stock appreciates in value. An investment in PEPS does afford protection from the depreciation of the Common Stock to the extent that
the Exchange Price does not fall below   % of the Initial Value.

Dilution Adjustments; Shareholder Rights

   The number of shares of Common Stock that Holders are entitled to receive at the termination of the Trust is subject to adjustment for certain events arising from stock splits and combinations, stock dividends and certain other actions of the Company that modify its capital structure. See "Investment Objectives and Policies - The Contracts - Dilution Adjustments." Such number of shares to be received by Holders may not be adjusted for other events, such as offerings of Common Stock for cash or in connection with acquisitions, that may adversely affect the price of the Common Stock and, because of the relationship of the amount to be received pursuant to the Contracts to the price of the Common Stock, such other events may adversely affect the trading price of the PEPS. There can be no assurance that the Company will not take any of the foregoing actions, or that it will not make offerings of, or that major shareholders will not sell any, Common Stock in the future, or as to the amount of any such offerings or sales. In addition, until the receipt of the Common Stock by Holders as a result of the exchange of the PEPS for the Common Stock, Holders will not be entitled to any rights with respect to the Common Stock (including without limitation voting rights and the rights to receive any dividends or other distributions in respect thereof).

Trading Value; Listing

   The PEPS are innovative securities and it is not possible to predict how they will trade in the secondary market. The trading price of the PEPS may vary considerably prior to the Exchange Date due to, among other things, fluctuations in the price of the Common Stock (which may occur due to changes in the Company's financial condition, results of operations or prospects, or because of complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the Common Stock is traded and the market segment of which the Company is a part) and fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control.

   The Underwriters currently intend, but are not obligated, to make a market in the PEPS. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the holders of the PEPS with liquidity of investment or that it will continue for the life of the PEPS.

   Application will be made to list the PEPS on the NYSE. Assuming the acceptance of such application, there can be no assurance that the PEPS will not later be delisted or that trading in the PEPS on the NYSE will not be suspended. In the event of a delisting or suspension of trading on such exchange, the Trust will apply for listing of the PEPS on another national securities exchange or for quotation on another trading market. If the PEPS are not listed or traded on any securities exchange or trading market, or if trading of the PEPS is suspended, pricing information for the PEPS may be more difficult to obtain, and the price and liquidity of the PEPS may be adversely affected.

Net Asset Value

   The Trust is a newly organized closed-end investment company with no previous operating history. Investments in closed-end investment companies frequently trade at a discount from net asset value. This characteristic of investments in a closed-end investment company is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The Trust cannot predict whether its shares will trade at, below or above net asset value. The risk of purchasing investments in a closed-end company that might trade at a discount is more pronounced for investors who wish to sell their investments in a relatively short period of time after completion of the Trust's initial public offering because for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. The PEPS are not subject to redemption.

   The net asset value of the portfolio will be calculated by the Administrator no less frequently than quarterly by dividing the value of the net assets of the Trust (the value of its assets less its liabilities) by the total number of PEPS outstanding. The Trust's net asset value will be published semi-annually as part of the Trust's semi-annual report to Holders and at such other times as the Trustees may determine. The U.S. Treasury securities will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Trustees. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable. The Contracts will be valued at fair value as determined in good faith by the Trustees (if necessary through consultation with accountants, bankers and other specialists) although the actual calculation may be done by others.

Non-Diversified Status

   The Trust is considered non-diversified under the Investment Company Act, which means that the Trust is not limited in the proportion of its assets that may be invested in the obligations of a single issuer. Since the only securities held or received by the Trust will be U.S. Treasury securities and the Contracts or other assets consistent with the terms of the Contracts, the Trust may be subject to greater risk than would be the case for an investment company with more diversified investments.


                            DESCRIPTION OF THE PEPS

   Each PEPS represents an equal proportional interest in the Trust, and a total of 400,000 PEPS will be issued. Upon liquidation of the Trust, Holders are entitled to share pro rata in the net assets of the Trust available for distribution. PEPS have no preemptive, redemption or conversion rights. PEPS are fully paid and nonassessable by the Trust.

   Holders are entitled to a full vote for each PEPS held on all matters to be voted on by Holders and are not able to cumulate their votes in the election of Trustees. The Trustees of the Trust have been selected initially by as the initial Holder of the Trust. The Trust intends to hold annual meetings as required by the rules of the New York Stock Exchange. The Trustees may call special meetings of Holders for action by Holder vote as may be required by either the Investment Company Act or the Trust Agreement. The Holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding PEPS, to remove a Trustee. The Trustees will call a meeting of Holders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the PEPS or to vote on other matters upon the written request of the record holders of 51% of the PEPS (unless substantially the same matter was voted on during the preceding 12 months).

Book-Entry System

   The PEPS will be issued in the form of one or more global securities (the "Global Securities") deposited with The Depository Trust Company (the "Depositary") and registered in the name of a nominee of the Depositary.

   The Depositary has advised the Trust and the Underwriters as follows: The Depositary is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Exchange Act. The Depositary was created to hold securities of persons who have accounts with the Depositary ("participants") and to facilitate the clearance and settlement of securities transactions among its participants in such securities through electronic book-entry changes in accounts of the participants, thereby eliminating the need for physical movement of certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depositary's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

   Upon the issuance of a Global Security, the Depositary or its nominee will credit the respective PEPS represented by such Global Security to the accounts of participants. The accounts to be credited shall be designated by the Underwriters. Ownership of beneficial interests in such Global Securities will be limited to participants or persons that may hold interests through participants. Ownership of beneficial interests by participants in such Global Securities will be shown on, and the transfer of those ownership interests will be effected only through, records maintained by the Depositary or its nominee for such Global Securities. Ownership of beneficial interests in such Global Securities by persons that hold through participants will be shown on, and the transfer of that ownership interest within such participant will be effected only through, records maintained by such participant. The laws of some jurisdictions require that certain purchasers of securities take physical delivery of such securities in definitive form. Such limits and such laws may impair the ability to transfer beneficial interests in a Global Security.

   So long as the Depositary for a Global Security, or its nominee, is the registered owner of such Global Security, such Depositary or such nominee, as the case may be, will be considered the sole owner or holder of the PEPS. Except as set forth below, owners of beneficial interests in such Global Securities will not be entitled to have the PEPS registered in their names and will not receive or be entitled to receive physical delivery of the PEPS in definitive form and will not be considered the owners or holders thereof.

   Payment of shares of Common Stock or amounts payable or other consideration deliverable on exchange of, and any quarterly distributions on, PEPS registered in the name of or held by the Depositary or its nominee will be made to the Depositary or its nominee, as the case may be, as the registered owner or the holder of the Global Security. None of the Trust, the Investment Adviser, any Trustee, the Paying Agent, the Administrator or the Custodian for the PEPS will have any responsibility or liability for any aspect of the records relating to, or payments made on account of, beneficial ownership interests in a Global Security or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

   The Trust expects that the Depositary, upon receipt of any payment in respect of a permanent Global Security, will credit immediately participants' accounts with payments in amounts proportionate to their respective beneficial interests in the principal amount of such Global Security as shown on the records of the Depositary. The Trust also expects that payments by participants to owners of beneficial interests in such Global Security held through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in "street name," and will be the responsibility of such participants.

   A Global Security may not be transferred except as a whole by the Depositary to a nominee or a successor of the Depositary. If the Depositary is at any time unwilling or unable to continue as depositary and a successor depositary is not appointed by the Trust within ninety days, the Trust will issue PEPS in definitive registered form in exchange for the Global Security representing such PEPS. In addition, the Trust may at any time and in its sole discretion determine not to have any PEPS represented by one or more Global Securities and, in such event, will issue PEPS in definitive form in exchange for all of the Global Securities representing the PEPS. Further, if the Trust so specifies with respect to the PEPS, an owner of a beneficial interest in a Global Security representing PEPS may, on terms acceptable to the Trust and the Depositary for such Global Security, receive PEPS in definitive form. In any such instance, an owner of a beneficial interest in a Global Security will be entitled to physical delivery in definitive form of PEPS represented by such Global Security equal in number to that represented by such beneficial interest and to have such PEPS registered in its name.


                  MANAGEMENT AND ADMINISTRATION OF THE TRUST
Trustees

   The Trust will be overseen by three Trustees. Under the provisions of the Code applicable to grantor trusts, the Trustees will not have the power to vary the investments held by the Trust. Nevertheless, the Trustees may consider disposing of the Contracts, although they are not obligated to do so, in the event of (a) a decline in the market price of the Common Stock to less
than 50% of its market price on              , 1995 or (b) the bankruptcy or
insolvency of the Company.

   The names of the persons who have been elected by
    , the initial Holder of the Trust, and who will serve as the Trustees are set forth below. The positions and the principal occupations of the individual Trustees during the past five years are also set forth below.


                                                     Principal Occupation
  Name, Age and Address            Title            During Past Five Years
  ---------------------            -----            ----------------------
                             Managing Trustee
                             Trustee
                             Trustee


   The Trust intends to pay each of the Trustees who is not a director, officer or employee of any Underwriter, the Investment Adviser or the
Administrator, or of any affiliate thereof, an annual fee of $        and to
pay the Trust's Managing Trustee an additional fee of $        for serving in
that capacity. In addition, the Trust will reimburse all of the Trustees for travel and out-of-pocket expenses incurred in connection with Trustees' meetings.

Investment Adviser

                      will serve as the Investment Adviser to the Trust pursuant to an investment advisory agreement with the Trust. The Investment Adviser will, among other things, advise the Trustees in connection with the advisability of disposing of Contracts or other assets of the Trust and issues arising under the Pledge and Security Agreements. The Investment Adviser is a
        corporation engaged in the          business.  The Investment
Adviser's office is located at                   .

   The investment advisory agreement provides that the Investment Adviser will not be liable to the Trust for any error of judgment or for any loss suffered by the Trust in connection with the performance of its duties thereunder except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard by it of its obligations and duties under the agreement. The investment advisory agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the investment advisory agreement will continue in effect for the third year of the Trust provided that such continuance is specifically approved by (a) the vote of a majority of the Trustees who are not parties to the agreement or interested persons (as defined in the Investment Company Act), cast in person at a meeting called for the purpose of voting on approval and (b) either (i) the vote of a majority of the outstanding PEPS or (ii) the vote of a majority of the Trustees. The investment advisory agreement may be terminated at any time by the Trust on 60 days' written notice upon the vote of a majority of the Trustees or a majority of the outstanding PEPS. The investment advisory agreement will terminate automatically in the event of its assignment (as defined in the Investment Company Act).

Administrator

   The day-to-day affairs of the Trust will be managed by                   ,
as Trust Administrator pursuant to an Administration Agreement. Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including without limitation, the duties to: (i) receive invoices for expenses incurred by the Trust; (ii) with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust); (iii) instruct the Paying Agent to pay distributions on PEPS as described herein; (iv) prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents, and keep all books and records, for the Trust; (v) at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and (vi) make all necessary arrangements with respect to meetings of Trustees and any meetings of holders of PEPS. The Administrator will not, however, select the independent public accountants for the Trust or sell or otherwise dispose of the Trust assets (except at the direction of the Trustees in connection with an acceleration of the Contracts, or the settlement of the Contracts at the Exchange Date, or a disposition of the Contracts as described under "Management and Administration of the Trust -- Trustees," and upon termination of the Trust).

   The Administration Agreement may be terminated by either the Trust or the Administrator upon 60 days' prior written notice, except that no termination shall become effective until a successor Administrator has been chosen and has accepted the duties of the Administrator.

   Except for its roles as Administrator, custodian, paying agent, registrar and transfer agent for the Trust, has no other affiliation with, and is not engaged in any other transactions with, the Trust.

   The address of the Administrator is                           .

Custodian

   The Trust's custodian (the "Custodian) is                       pursuant to
a custodian agreement (the "Custodian Agreement). In the event of any termination of the Custodian Agreement by the Trust or the resignation of the Custodian, the Trust must engage a new Custodian to carry out the duties of the Custodian as set forth in the Custodian Agreement. Pursuant to the Custodian Agreement, all net cash received by the Trust will be invested by the Custodian in short-term U.S. Treasury securities maturing on or shortly before the next quarterly distribution date. The Custodian will also act as collateral agent under the Security and Pledge Agreement and will hold a perfected security interest in the Common Stock and U.S. Treasury securities or other assets consistent with the terms of the Contracts pledged thereunder.

Paying Agent

   The transfer agent, registrar and paying agent (the "Paying Agent) for the
PEPS is                   pursuant to a paying agent agreement (the "Paying
Agent Agreement). In the event of any termination of the Paying Agent Agreement by the Trust or the resignation of the Paying Agent, the Trust will use its best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

Indemnification

   The Trust will indemnify each Trustee, the Investment Adviser, the Paying Agent, the Administrator and the Custodian, with respect to any claim, liability, loss or expense (including the costs and expenses of the defense against any claim or liability) which it may incur in acting as Trustee, Investment Adviser, Paying Agent, Administrator or Custodian, as the case may be, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties.

Distributions

   The Trust intends to distribute to Holders on a quarterly basis the proceeds of the U.S. Treasury securities held by the Trust, net of any Trust expenses. The first distribution, reflecting the Trust's operations from the
date of this offering, will be made on         , 1996 to holders of record as
of         , 1995.  Thereafter, distributions will be made on           ,
     ,            and            of each year to Holders of record as of each
         ,                ,            and           , respectively.  Upon
termination of the Trust as described in "Investment Objectives and Policies -- Trust Termination," each Holder will receive any remaining net assets of the Trust.

Estimated Expenses

   The Trust will pay at its inception to each of the Investment Adviser, the Administrator, the Custodian and the Paying Agent, and to each Trustee, a one-time, up-front amount in respect of its fee and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The anticipated Trust expenses to be borne by the Administrator include, among other things, expenses for legal and independent accountants' services, costs of printing proxies, PEPS certificates and Holder reports, expenses of the Trustees, fidelity bond coverage, stock exchange listing fees and expenses of qualifying the PEPS for sale in the various states. Organization costs of the
Trust in the amount of $          , offering costs estimated to be $    , and
the aggregate of the one-time, up-front payments described above in the amount
of $       , will be paid from the proceeds of the offering of the PEPS.

   The amount payable to the Administrator in respect of ongoing expenses of the Trust was determined based on estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. There cannot, however, be any assurance that actual operating expenses of the Trust will not be substantially more than this amount. Any excess expenses will be for the account of [the Sellers or, in the event of their failure to pay such amounts,] the Trust.

                       FEDERAL INCOME TAX CONSIDERATIONS

   In the opinion of Davis Polk & Wardwell, tax counsel to the Trust ("Counsel"), the following is a general summary of the material federal income tax consequences of the ownership of the PEPS with respect to a Holder who acquires its PEPS at the issue price from an Underwriter pursuant to the original offering. It does not discuss all of the tax consequences that may be relevant to a Holder in light of its particular circumstances or to Holders subject to special treatment under federal income tax laws (e.g., certain financial institutions, insurance companies, dealers in stock or securities, tax-exempt organizations or persons who hold the PEPS as a part of a hedging transaction or straddle). Changes to existing law, which could have retroactive effect, may alter the consequences described below. PROSPECTIVE PURCHASERS OF PEPS SHOULD CONSULT THEIR TAX ADVISORS AS TO THE FEDERAL, STATE AND LOCAL INCOME TAX CONSEQUENCES OF ACQUIRING, HOLDING AND DISPOSING OF PEPS.

   As used herein, the term "United States Holder means a Holder that is, for United States federal income tax purposes, (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source. The term "Non-U.S. Holder means a Holder that is not a United States Holder.

   The term "Holder as used below in the discussion of "Tax Consequences to United States Holders and "Tax Consequences to Non-U.S. Holders means a "United States Holder and a "Non-U.S. Holder, respectively.

Tax Status of the Trust

   The Trust will be taxable as a grantor trust for federal income tax purposes, and income received by the Trust will be treated as income of the Holders in the manner set forth below.

Tax Consequences to United States Holders

   Tax Basis of the U.S. Treasury Securities and the Contracts. Each Holder will be considered the owner of its pro rata portion of the stripped U.S. Treasury securities and the Contracts in the Trust under the grantor trust rules of Sections 671-679 of the Code. The cost to the Holder of its PEPS (net of its pro rata portion of the one-time fees payable to the Investment Adviser, the Administrator, the Custodian, the Paying Agent and the Trustees -- see "Fees and Expenses of the Trust" below) will be allocated among the Holder's pro rata portion of the U.S. Treasury securities and the Contracts (in proportion to the fair market values thereof on the date on which the Holder acquires its PEPS) in order to determine the Holder's tax bases. It is
currently anticipated that   % and   % of the net proceeds of the offering
will be used by the Trust to purchase the U.S. Treasury securities and as payments under the Contracts, respectively.

   Recognition of Interest on the U.S. Treasury Securities. The U.S. Treasury securities in the Trust will consist of stripped U.S. Treasury securities. A Holder will be required to treat its pro rata portion of each U.S. Treasury security in the Trust as a bond that was originally issued on the date the Holder purchased its PEPS and at an original issue discount equal to the excess of the Holder's pro rata portion of the amounts payable on such U.S. Treasury security over the Holder's tax basis therefor as discussed above. The Holder (whether on the cash or accrual method of tax accounting) is required to include original issue discount (other than original issue discount on short-term U.S. Treasury securities as defined below) in income for federal income tax purposes as it accrues, in accordance with a constant yield method. Because it is expected that more than 20% of the Holders will be accrual basis taxpayers, original issue discount on any short-term U.S. Treasury security (i.e., any U.S. Treasury security with a maturity of one year or less from the date it is purchased) held by the Trust will also be required to be included in income by the Holders as it is accrued. Unless a Holder elects to accrue the original issue discount on a short-term U.S. Treasury security according to a constant yield method based on daily compounding, such original issue discount will be accrued on a straight-line basis. The Holder's tax basis in a U.S. Treasury security will be increased by the amounts of any original issue discount included in income by the Holder with respect to such U.S. Treasury security.

   Treatment of the Contracts. Each Holder will be treated as having entered into a pro rata portion of the Contracts and, at the Exchange Date, as having received a pro rata portion of the Common Stock delivered to the Trust. Under existing law, a Holder will not recognize income, gain or loss upon entry into the Contracts or over the term of the Contracts.

   Sale of the PEPS. Upon a sale of all or some of a Holder's PEPS, a Holder will be treated as having sold its pro rata portion of the U.S. Treasury securities and the Contracts underlying the PEPS. The selling Holder will recognize gain or loss equal to the difference between the amount realized and the Holder's aggregate tax bases in its pro rata portion of the U.S. Treasury securities and the Contracts. Any gain or loss will be long-term capital gain or loss if the Holder has held the PEPS for more than one year. The excess of net long-term capital gains over net short-term capital losses is taxed at a lower rate than ordinary income for certain non-corporate taxpayers. The distinction between capital gain or loss and ordinary income or loss is also relevant for purposes of, among other things, limitations on the deductibility of capital losses.

   Distribution of the Common Stock. The delivery of Common Stock pursuant to the Contracts will not be taxable to the Holders. A Holder will have taxable gain or loss upon receipt of cash in lieu of fractional shares of Common Stock distributed upon termination of the Trust. Each Holder's basis in its Common Stock will be equal to its basis in its pro rata portion of the Contracts less the portion of such basis allocable to any fractional shares of Common Stock for which cash is received.

   Fees and Expenses of the Trust. An individual Holder who itemizes deductions may amortize and deduct over the term of the Trust (subject to any other applicable limitations on itemized deductions) its pro rata portion of fees and expenses described under "Management and Administration of the Trust -- Estimated Expenses" incurred by the Trust resulting from its ongoing operations (including the one-time fees payable to the Investment Adviser, the Administrator, the Custodian, the Paying Agent and the Trustees) only to the extent that such amount together with such Holder's other miscellaneous deductions exceeds 2% of such Holder's adjusted gross income. Counsel believes that a Holder's pro rata portion of the expenses in connection with the organization of the Trust, underwriting discounts and commissions and other offering expenses should be includible in the cost to the Holder of the PEPS. However, there can be no assurance that the Service will not take a contrary view. If the Service were to prevail in treating such expenses as excludible from the Holder's cost of the PEPS, such expenses would not be includible in the basis of the assets of the Trust and should instead, subject to the 2% floor for miscellaneous itemized deductions described above for individual Holders, be amortizable over the term of the Trust.

Tax Consequences to Non-U.S. Holders

   Subject to the discussion below concerning income that is effectively connected with a trade or business of a Non-U.S. Holder in the United States, under present United States federal income tax law:

   (a) payments of interest (including any original issue discount) on a Non-U.S. Holder's pro rata portion of any U.S. Treasury security will not be subject to United States federal withholding tax provided that the statement requirement set forth in Section 871(h) or Section 881(c) of the Code has been fulfilled with respect to the beneficial owner, as discussed below; and

   (b) any gain realized by a Non-U.S. Holder on the sale of its PEPS will not be subject to U.S. federal income tax provided that in the case of a Non-U.S. Holder who is a non-resident alien individual, such Holder is not present in the United States for 183 days or more during the taxable year of the sale.

   Sections 871(h) and 881(c) of the Code require that, in order to obtain the portfolio interest exemption from withholding tax described in paragraph (a) above, either the beneficial owner of the PEPS, or a securities clearing organization, bank or other financial institution that holds customers' securities in the ordinary course of its trade or business (a "Financial Institution") and that is holding the PEPS on behalf of such beneficial owner, file a statement with the Trust to the effect that the beneficial owner of the PEPS is not a United States Holder. Under temporary United States Treasury Regulations, such requirement will be fulfilled if the beneficial owner of a PEPS certifies on Internal Revenue Service Form W-8 (or a substitute form thereof), under penalties of perjury, that it is not a United States Holder and provides its name and address, and any Financial Institution holding the PEPS on behalf of the beneficial owner files a statement with the Trust to the effect that it has received such a statement from the Holder (and furnishes the Trust with a copy thereof).

   If any interest or gain realized by a Non-U.S. Holder is effectively connected with the Holder's trade or business in the United States, such interest or gain will be subject to regular U.S. federal income tax in the same manner as if the Non-U.S. Holder were a U.S. Holder. In addition, if such Non-U.S. Holder is a foreign corporation, such interest or gain may be included in the earnings and profits of such Holder in determining such Holder's U.S. branch profits tax liability.

Information Reporting

   After the end of each calendar year, the Trust will furnish to each record holder of the PEPS an annual statement containing information relating to the payments on the U.S. Treasury securities received by the Trust and relating to the fees and expenses paid by the Trust. The Trust will also furnish annual information returns to each record holder of the PEPS and to the Internal Revenue Service.

New York State and City Income Tax Considerations

   Under the income tax laws of the State and City of New York, the Trust will not be treated as an association taxable as a corporation.

   The foregoing discussion relates only to federal and certain New York State and City income taxes. Holders may also be subject to state and local taxation in other jurisdictions and should consult their tax advisers in this regard.


                                 UNDERWRITING

   Subject to the terms and conditions of the U.S. Underwriting Agreement, the Trust has agreed to sell to each of the U.S. Underwriters named below, and each of such U.S. Underwriters, for whom Morgan Stanley & Co. Incorporated is acting as representative, has severally agreed to purchase from the Trust, the respective number of PEPS set forth opposite its name below:

                                                                 Number of
   U.S. Underwriter                                              U.S. PEPS
   ________________                                              _________

Morgan Stanley & Co. Incorporated.....................

                                                                 _________




               Total..................................           [       ]
                                                                 =========


   This offering is part of a worldwide offering that consists of the U.S. Offering and the International Offering (collectively, the "Offerings").

   Under the terms and conditions of the U.S. Underwriting Agreement, the U.S. Underwriters are committed to take and pay for all the PEPS offered hereby (other than the PEPS subject to the Underwriters' over-allotment option), if any are taken.

   The U.S. Underwriters propose to offer the PEPS in part directly to the public at the initial public offering price set forth on the cover page of this Prospectus, and in part to certain securities dealers at such price less a concession of $ per PEPS. The U.S. Underwriters may allow, and such dealers may reallow, a concession not in excess of $ per PEPS to certain brokers and dealers. After the initial public offering the public offering price and concession and discount to dealers may be changed by the representative.

   The Trust has also entered into an International Purchase Agreement (the "International Purchase Agreement" and, together with the U.S. Underwriting Agreement, the "Underwriting Agreements" and each individually an "Underwriting Agreement") with certain underwriters (the "International Underwriters") for whom Morgan Stanley & Co. International Limited is acting as representative providing for a concurrent International Offering. The U.S. Underwriters and the International Underwriters are collectively referred to as the "Underwriters." The International Underwriters have agreed, subject to the terms and conditions set forth in the International Purchase Agreement, to take and pay for all of the PEPS being offered in the International Offering (other than PEPS subject to the Underwriters' over-allotment option) if any are taken. The closing of each of the Offerings is a condition to the closing of each of the U.S. Offering and the International Offering.

   The Underwriters have entered into an intersyndicate agreement (the "Intersyndicate Agreement") that provides for the coordination of their activities. Under the terms of the Intersyndicate Agreement, the Underwriters in each geographic area have agreed not to offer or sell any PEPS in any other geographic area until the completion of the distribution of the PEPS in each Offering. Pursuant to the Intersyndicate Agreement, each of the U.S. Underwriters has agreed or will agree that, as part of the distribution of the U.S. PEPS, subject to certain exceptions, (i) it is not purchasing any PEPS for the account of anyone other than a U.S. Person (as defined below) or Canadian Person (as defined below) and (ii) it has not offered or sold, and will not offer or sell, directly or indirectly, any PEPS or distribute any prospectus relating to the PEPS to any person outside the United States or Canada or to anyone other than a U.S. Person or Canadian Person, or to any dealer who does not so agree. Each of the International Underwriters has agreed or will agree that, as part of the distribution of the International PEPS, subject to certain exceptions, (i) it is not purchasing any PEPS for the account of any U.S. Person or Canadian Person and (ii) it has not offered or sold, and will not offer or sell, directly or indirectly, any PEPS or distribute any prospectus relating to the PEPS in the United States or Canada or to any U.S. Person or Canadian Person or to any dealer who does not so agree. The foregoing limitations do not apply to stabilization transactions or to transactions between the U.S. Underwriters and the International Underwriters pursuant to the Intersyndicate Agreement. As used in this section, "United States" means the United States of America, its territories, possessions and other areas subject to its jurisdiction; "Canada" means Canada, its provinces, territories, possessions and other areas subject to its jurisdiction; and U.S. Person" and "Canadian Person" mean (i) a citizen or resident of the United States or Canada, respectively, (ii) a corporation, partnership, trust or other entity created or organized in or under the laws of the United States or Canada, respectively (other than a foreign branch of such an entity), or (iii) an estate or trust, the income of which is subject to United States federal income taxation or Canadian federal income taxation, respectively, regardless of its source of income, and includes any United States or Canadian branch of a person not included in any of clauses (i), (ii) and (iii) of this sentence.

   PEPS have been subscribed for by                                at an
aggregate purchase price of $100,000. No PEPS will be sold to the public until the PEPS subscribed for have been purchased and the purchase price thereof paid in full to the Trust.

   The Trust has granted the Underwriters an option exercisable for 30 calendar days after the date of this Prospectus to purchase up to an aggregate
of            additional PEPS to cover over-allotments, if any.  If the
Underwriters exercise their over-allotment option, the Underwriters have severally agreed, subject to certain conditions, to purchase approximately the same percentage thereof that the number of PEPS to be purchased by each of them, as shown opposite their respective names in the table under
"Underwriting" in the relevant Prospectus, bears to the            PEPS
initially offered hereby.  The Underwriters may exercise such option only to
cover over-allotments in connection with the sale of the         PEPS offered
hereby.

   The Company and the Sellers have agreed not to offer, sell or otherwise dispose of shares of Common Stock or any securities convertible into or exchangeable or exercisable for shares of Common Stock, other than (i) in certain permitted private sale transactions, (ii) pursuant to existing or prospective employee stock option plans previously disclosed to the Underwriters and (iii) certain gifts to donees who have agreed not to offer, sell or otherwise dispose of shares of Common Stock as set forth herein, until 90 days from the date of this Prospectus without the prior written consent of Morgan Stanley & Co. Incorporated on behalf of the Underwriters.

   Application will be made to list the PEPS on the New York Stock Exchange
Inc.


                                 LEGAL MATTERS

   Certain legal matters will be passed upon for the Trust and the Underwriters by their counsel, Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017. The validity of the Contracts will be passed upon
by       , counsel for the Sellers.


                                    EXPERTS

   The statement of assets and liabilities included in this Prospectus has
been audited by                   , independent accountants, as stated in
their opinion appearing herein, and has been included in reliance upon such opinion given on the authority of said firm as experts in auditing and accounting.



                            ADDITIONAL INFORMATION

   The Trust has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933, as amended, with respect to the PEPS offered hereby. Further information concerning the PEPS and the Trust may be found in the Registration Statement, of which this Prospectus constitutes a part. The Registration Statement may be inspected without charge at the Commission's office in Washington, D.C., and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission.



                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Holders of PEPS Trust:

   We have audited the accompanying statement of assets and liabilities of
PEPS Trust as of                  , 1995.  This financial statement is the
responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

   In our opinion, the financial statement referred to above presents fairly,
in all material respects, the financial position of PEPS Trust, as of        ,
1995 in conformity with generally accepted accounting principles.

                                 [Accountants]

New York, New York
               , 1995



                      STATEMENT OF ASSETS AND LIABILITIES
                                    , 1995

ASSETS

Cash................................................................ $100,000
Deferred organizational expenses (Note 1)...........................
                                                                     ________

      Total assets.................................................. $
                                                                     ========

LIABILITIES
  Organizational expenses payable (Note 1).......................... $
                                                                     ========


NET ASSETS (Note 2)
  Balance applicable to        PEPS outstanding..................... $

  Net asset value per PEPS.......................................... $
_____________

(1) The Trust was established on _________, 1995 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act. Costs incurred by the Trust in connection with its organization, estimated at $ , will be amortized on a straight-line basis over a three-year period beginning at the commencement of operations of the Trust. The Trust has entered into an agreement with to act as trust administrator, custodian, paying agent, registrar and transfer agent at a fee of $ , payable up front.

(2) Offering expenses, estimated at        , will be payable upon completion
    of the offering and will be charged to capital upon the commencement of operations of the Trust.



                                                                    APPENDIX A



                             [Company Prospectus]




            ALTERNATE FRONT COVER PAGE FOR INTERNATIONAL PROSPECTUS

PROSPECTUS (Subject to Completion)
Issued August 18, 1995

                                 400,000 PEPS(sm)
                                  PEPS Trust
                                 $ .   Shares
               (Premium Exchangeable Participating Shares - PEPS(sm)) (Subject to Exchange for Shares of Common Stock of [Name of Company], no par
                                    value)

      Each of the shares ($ .   Premium Exchangeable Participating Shares, or
"PEPS") of the PEPS Trust (the "Trust") represents the right to receive an
annual distribution of $    , and will be exchanged for between 0.x and 1.xx
shares of common stock (the "Common Stock") of [Name of Company], no par
value, on               , 1998 (the "Exchange Date").  The annual distribution
of $    per PEPS is payable quarterly on each           ,           ,
  and           , commencing           , 1996.  The PEPS are not subject to
redemption.

      The Trust is a newly organized, three-year Trust established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the Exchange Date, and one or more forward contracts (the "Contracts") with certain existing shareholders (the "Sellers") of [Name of Company] (the "Company") relating to the Common Stock. Of the 400,000 PEPS
offered hereby,     PEPS are being offered initially in the United States and
Canada by the U.S. Underwriters and      PEPS are being offered initially
internationally outside the United States and Canada by the International Underwriters. See "Underwriters."

      The Trust's investment objective is to provide each holder with a quarterly distribution of $ . per PEPS, and to provide the holder of each PEPS, on the Exchange Date, shares of Common Stock per PEPS equal to (i) if the Exchange Price per share of Common Stock is less than $ (the "Threshold Appreciation Price") but equal to or greater than $ (the "Downside Protection Threshold Price"), a number (or fractional number) of shares of Common Stock per PEPS so that the value thereof at the Exchange Price equals $ (the "Initial Value"), (ii) if the Exchange Price per share of Common Stock is equal to or greater than the Threshold Appreciation Price, 0.x shares of Common Stock per PEPS and (iii) if the Exchange Price per share of Common Stock is less than the Downside Protection Threshold Price, 1.xx shares of Common Stock per PEPS. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of PEPS will receive cash in lieu thereof. The Exchange Price per share of Common Stock means the average Closing Price (as defined herein) of a share of Common Stock on the 20 Trading Days (as defined herein) immediately prior to (but not including) the Exchange Date.

      The yield on PEPS is higher than the current dividend yield on the
Common Stock. However, the opportunity for equity appreciation afforded by an investment in the PEPS is less than that afforded by an investment in the Common Stock because the value of the Common Stock receivable by holders of the PEPS upon exchange at the Exchange Date will only exceed the Initial Value if the Exchange Price exceeds the Threshold Appreciation Price, which
represents an appreciation of    % of the Initial Value.  Moreover, because a
holder of each PEPS will only receive 0.x shares of Common Stock if the Exchange Price exceeds the Threshold Appreciation Price, holders of the PEPS
will only be entitled to receive upon exchange    % of any appreciation of the
value of the Common Stock in excess of the Threshold Appreciation Price.
Unlike the Common Stock, an investment in PEPS affords protection from depreciation of the Common Stock to the extent that the Exchange Price does not fall below the Downside Protection Threshold Price. In the event the Exchange Price is less than the Downside Protection Threshold Price, holders will receive 1.xx shares of Common Stock per PEPS and accordingly will not be
protected from depreciation below     % of the Initial Value.

      The Trust's portfolio will not be managed in the traditional sense. The Trust's management powers will be limited to the disposition of the Contracts in certain limited circumstances. The Trust may continue to hold the Contracts despite a significant decline in the market price of the Common Stock or adverse changes in the financial condition of the Company. The address of the Trust is 1251 Avenue of the Americas, New York, New York 10020 (telephone no. (212) 703-4198). Investors are advised to read this Prospectus and to retain it for future reference.

      The Company is not affiliated with the Trust.

      Application will be made to list the PEPS on the New York Stock Exchange
under the symbol      .  Prior to this offering there has been no public
market for the PEPS.

      "PEPS" and "Premium Exchangeable Participating Securities" are service marks of Morgan Stanley & Co. Incorporated.

      The last reported sale price of the Common Stock on the New York Stock
Exchange on            , 1995 was $      per share, which is equal to the
issue price of the PEPS.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
       PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
           REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Price to        Underwriting      Proceeds to
                                Public          Discounts(1)      the Trust(2)
                               ________         ____________     _____________

Per PEPS......................    $                 $                 $
Total(3)......................  $              $                 $
__________
(1) The Trust, the Company and the Sellers have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933.

(2) Before deducting estimated expenses of $     payable by the Trust.

(3) The Trust has granted to the Underwriters an option for 30 days to
    purchase up to an additional        PEPS at the price to the public less
    underwriting discount, solely to cover over-allotments. If the option is exercised in full, the total Price to Public, Underwriting Discounts and
    Proceeds to the Trust will be $       , $      and $     , respectively.
    See "Underwriting."

   The PEPS are offered, subject to prior sale, when, as and if accepted by the Underwriters and subject to approval of certain legal matters by Davis Polk & Wardwell, counsel for the Underwriters. It is expected that delivery
of the PEPS will be made on or about      , 1995 at the office of Morgan
Stanley & Co. Incorporated, New York, New York, against payment therefor in New York funds.

                             MORGAN STANLEY & CO.
                                 International

       , 1995


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROPSECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


            ALTERNATE UNDERWRITING PAGES FOR INTERNATIONAL PROSPECTUS

                                 UNDERWRITING

   Subject to the terms and conditions of the International Underwriting Agreement, the Trust has agreed to sell to each of the International Underwriters named below, and each of such International Underwriters, for whom Morgan Stanley & Co. International Limited is acting as representative, has severally agreed to purchase from the Trust, the respective number of PEPS set forth opposite its name below:

     International                                           Number of
      Underwriter                                          International PEPS
     ____________                                          __________________

Morgan Stanley & Co. International Limited............
                                                                __________




               Total..................................           [       ]
                                                                ===========

   This offering is part of a worldwide offering that consists of the U.S. Offering and the International Offering (collectively, the "Offerings").

   Under the terms and conditions of the International Underwriting Agreement, the International Underwriters are committed to take and pay for all the PEPS offered hereby (other than the PEPS subject to the Underwriters' over-allotment option), if any are taken.

   The International Underwriters propose to offer the PEPS in part directly to the public at the initial public offering price set forth on the cover page of this Prospectus, and in part to certain securities dealers at such price
less a concession of $   per PEPS.  The International Underwriters may allow,
and such dealers may reallow, a concession not in excess of $     per PEPS to
certain brokers and dealers. After the initial public offering the public offering price and concession and discount to dealers may be changed by the representative.

   The Trust has also entered into a U.S. Underwriting Agreement (the "U.S. Underwriting Agreement" and, together with the International Underwriting Agreement, the "Underwriting Agreements" and each individually an "Underwriting Agreement") with certain underwriters (the "U.S. Underwriters") for whom Morgan Stanley & Co. Incorporated is acting as representative providing for a concurrent U.S. Offering. The U.S. Underwriters and the International Underwriters are collectively referred to as the "Underwriters." The U.S. Underwriters have agreed, subject to the terms and conditions set forth in the U.S. Underwriting Agreement, to take and pay for all of the PEPS being offered in the U.S. Offering (other than PEPS subject to the Underwriters' over-allotment option) if any are taken. The closing of each of the Offerings is a condition to the closing of each of the U.S. Offering and the International Offering.

   The Underwriters have entered into an intersyndicate agreement (the "Intersyndicate Agreement") that provides for the coordination of their activities. Under the terms of the Intersyndicate Agreement, the Underwriters in each geographic area have agreed not to offer or sell any PEPS in any other geographic area until the completion of the distribution of the PEPS in each Offering. Pursuant to the Intersyndicate Agreement, each of the U.S. Underwriters has agreed or will agree that, as part of the distribution of the U.S. PEPS, subject to certain exceptions, (i) it is not purchasing any PEPS for the account of anyone other than a U.S. Person (as defined below) or Canadian Person (as defined below) and (ii) it has not offered or sold, and will not offer or sell, directly or indirectly, any PEPS or distribute any prospectus relating to the PEPS to any person outside the United States or Canada or to anyone other than a U.S. Person or Canadian Person, or to any dealer who does not so agree. Each of the International Underwriters has agreed or will agree that, as part of the distribution of the International PEPS, subject to certain exceptions, (i) it is not purchasing any PEPS for the account of any U.S. Person or Canadian Person and (ii) it has not offered or sold, and will not offer or sell, directly or indirectly, any PEPS or distribute any prospectus relating to the PEPS in the United States or Canada or to any U.S. Person or Canadian Person or to any dealer who does not so agree. The foregoing limitations do not apply to stabilization transactions or to transactions between the U.S. Underwriters and the International Underwriters pursuant to the Intersyndicate Agreement. As used in this section, "United States" means the United States of America, its territories, possessions and other areas subject to its jurisdiction; "Canada" means Canada, its provinces, territories, possessions and other areas subject to its jurisdiction; and U.S. Person" and "Canadian Person" mean (i) a citizen or resident of the United States or Canada, respectively, (ii) a corporation, partnership, trust or other entity created or organized in or under the laws of the United States or Canada, respectively (other than a foreign branch of such an entity), or (iii) an estate or trust, the income of which is subject to United States federal income taxation or Canadian federal income taxation, respectively, regardless of its source of income, and includes any United States or Canadian branch of a person not included in any of clauses (i), (ii) and (iii) of this sentence.

   PEPS have been subscribed for by                                at an
aggregate purchase price of $100,000. No PEPS will be sold to the public until the PEPS subscribed for have been purchased and the purchase price thereof paid in full to the Trust.

   The Trust has granted the Underwriters an option exercisable for 30 calendar days after the date of this Prospectus to purchase up to an aggregate
of            additional PEPS to cover over-allotments, if any.  If the
Underwriters exercise their over-allotment option, the Underwriters have severally agreed, subject to certain conditions, to purchase approximately the same percentage thereof that the number of PEPS to be purchased by each of them, as shown opposite their respective names in the table under
"Underwriting" in the relevant Prospectus, bears to the            PEPS
initially offered hereby.  The Underwriters may exercise such option only to
cover over-allotments in connection with the sale of the         PEPS offered
hereby.

   The Company and the Sellers have agreed not to offer, sell or otherwise dispose of shares of Common Stock or any securities convertible into or exchangeable or exercisable for shares of Common Stock, other than (i) in certain permitted private sale transactions, (ii) pursuant to employee stock option plans previously disclosed to the Underwriters and (iii) certain gifts to donees who have agreed not to offer, sell or otherwise dispose of shares of Common Stock as set forth herein, until 90 days from the date of this Prospectus without the prior written consent of Morgan Stanley & Co. Incorporated on behalf of the Underwriters.

   Application will be made to list the PEPS on the New York Stock Exchange
Inc.


Selling Restrictions

General

   No action has been or will be taken in any jurisdiction (except in the United States) that would permit a public offering of the PEPS or the possession, circulation or distribution of this Prospectus or any other material relating to the Trust or the PEPS in any jurisdiction where action for such purpose is required. Accordingly, no PEPS may be offered or sold, directly or indirectly, and neither this Prospectus nor any other offering material or advertisements in connection with the PEPS may be distributed or published, in or from any country or jurisdiction, except in compliance with any applicable rules and regulations or any such country or jurisdiction.

United Kingdom

   Each International Underwriter represents and agrees that (i) it has not offered or sold and prior to the date six months after the date of issue of the PEPS will not offer or sell any PEPS to persons in the United Kingdom except to persons whose ordinary activities involve them in acquiring, holding, managing or disposing of investments (as principal or agent) for the purposes of their businesses or otherwise in circumstances which have not resulted and will not result in an offer to the public in the United Kingdom within the meaning of the Public Offers of Securities Regulations 1995; (ii) it has complied with and will comply with all applicable provisions of the Financial Services Act 1986 with respect to anything done by it in relation to the PEPS in, from or otherwise involving the United Kingdom; and (iii) it has only issued or passed on and will only issue or pass on in the United Kingdom any document received by it in connection with the issue of the PEPS to a person who is of a kind described in Article 11(3) of the Financial Services Act 1986 (Investment Advertisements) (Exemptions) Order 1995 or is a person to whom such document may otherwise lawfully be issued or passed on.

Hong Kong

        Each International Underwriter has agreed that (i) has not offered or sold and will not offer or sell in Hong Kong, by means of any documents, any other than to persons whose ordinary business it is to buy or sell shares or debentures, whether as a principal or agent, or in circumstances which do not constitute an offer to the public within the meaning of the Companies
Ordinance (Cap. 32) of Hong Kong and (ii) it has not issued and will not issue any invitation or advertisement relating to the PEPS in Hong Kong (except if permitted to do so under the securities laws of Hong Kong) other than with respect to PEPS intended to be disposed of to persons outside Hong Kong or to be disposed of in Hong Kong only to persons whose business involves the acquisition, disposal, or holding of securities, whether as principal or agent.

Singapore

        Each International Underwriter has agreed that the PEPS may not be offered or sold, nor may any document or other material in connection with the PEPS be distributed, either directly or indirectly, (i) to persons in Singapore other than in circumstances in which such offer or sale does not constitute an offer or sale of the PEPS to the public in Singapore or (ii) to the public or any member of the public in Singapore other than pursuant to, and in accordance with the conditions of, an explanation invoked under Division 5A of Part IV of the Companies Act, Chapter 50 of Singapore and to persons to whom the PEPS may be offered or sold under such exemption.




                                   FORM N-2
                                    PART C

OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

     Part A-- Report of Independent Accountants.  Statement of Assets and
            Liabilities.
     Part B-- None.

     (b)  Exhibits

        2.d.(i)   Trust Agreement dated as of August 17, 1995
     *  2.d.(ii)  Form of Specimen Certificate of PEPS
     *  2.g       Form of Investment Adviser Agreement
     *  2.h       Form of U.S. Underwriting Agreement
     *  2.j       Form of Custodian Agreement
     *  2.k.(i)   Form of Administration Agreement
     *  2.k.(ii)  Form of Paying Agent Agreement
     *  2.k.(iii) Form of Purchase Contract
     *  2.l       Opinion and Consent of Counsel to the Trust
     *  2.n.(i)   Tax Opinion of Counsel to the Trust (Consent contained in
                  Exhibit 2.l)
     *  2.n.(ii)  Consent of Independent Public Accountants
     *  2.p       Form of Subscription Agreement
______________
*To be filed by amendment.

Item 25.       Marketing Arrangements

   See the Form of Underwriting Agreement filed as Exhibit 2.h to this Registration Statement.

Item 26.       Other Expenses of Issuance and Distribution

   The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees...................................    $[       ]
New York Stock Exchange listing fee.................       *
Printing (other than certificates)..................       *
Engraving and printing certificates.................       *
Fees and expenses of qualification under state
  securities laws (excluding fees of counsel).......       *
Accounting fees and expenses........................       *
Legal fees and expenses.............................       *
NASD fees...........................................       [     ]
Miscellaneous.......................................       *
                                                         _________
               Total................................     $ *
                                                         =========
_________
*  To be furnished by amendment.


Item 27.       Person Controlled by or under Common Control with Registrant

   Prior to August   , 1995 the Trust had no existence. As of the effective
date the Trust will have entered a subscription agreement for            PEPS
with                                 and an Underwriting Agreement with
respect to           PEPS with a group of underwriters represented by Morgan
Stanley & Co. Incorporated.

Item 28.       Number of Holders of Securities

  Title of Class                      Number of Record Holders
  ______________                      ________________________
Shares of beneficial interest.........           0


Item 29.       Indemnification

   Article      of the Trust Agreement, the Investment Advisory Agreement and
the Underwriting Agreements provide for indemnification.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act), may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.       Business and Other Connections of Investment Adviser

   The description of the business of                     is set forth under
the caption "Management of the Fund" in the Prospectus forming part of this Registration Statement.

   The information as to the directors and officers of
, set forth in                's Form ADV filed with the Securities and
Exchange Commission on                 (File No.        ) and as amended
through the date hereof is incorporated herein by reference.

Item 31.       Location of Accounts and Records

[                       ]



   (Trust Agreement)


[                           ]



   (with respect to its services as Investment Adviser)


[                           ]



   (with respect to its services as Administrator)


[                           ]



   (with respect to its services as Custodian)


[                           ]



   (with respect to its services as Registrar, Transfer Agent and Paying Agent)

Item 32.       Management Services

   Not applicable.

Item 33.       Undertakings

   (a) The registrant hereby undertakes to suspend offering of its units until it amends its prospectus if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

   (b) The registrant hereby undertakes that (i) for purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.



                                  SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 17th day of August, 1995.


                                            PEPS TRUST



                                            By:  /s/ Steven R. Umlauf
                                                 ______________________
                                                 Steven R. Umlauf
                                                      Trustee

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.


          Name                         Title                    Date
          ____                         _____                    ____

/s/ Steven R. Umlauf         Principal Executive Officer,     August 18, 1995
    ________________         Principal Financial Officer,
    Steven R. Umlauf         Principal Accounting Officer
                               and Trustee